Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and equipment of useful life			5 years
Impairment charges
Single Vendor [Member]
Concentration risk percentage			20.70%	18.10%
Outstanding Options [Member]
Antidilutive securities	21,284,605	23,030,953	21,840,953	1,053,053
Outstanding Warrants [Member]
Antidilutive securities	29,407,413	20,540,456	28,436,413	18,455,264